Provisions on Assets - Schedule of Provisions on Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions On Assets Disclosure
Provisions on assets	$ 64	$ 109
Midstream
Provisions On Assets Disclosure
Provisions on assets	59	106
Corporate/Other
Provisions On Assets Disclosure
Provisions on assets		$ 3
Corporate/Other | Distributed Generation Assets
Provisions On Assets Disclosure
Provisions on assets	$ 5